Related Party Transactions and Balances - Schedule of Related Party Transactions with Mr. Fareed Aljawhary (Details) - Loan from Mr. Fareed Aljawhary [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)
Related Party Transactions and Balances [Line Items]
Principal Amount	د.إ 13,506,424	د.إ 10,670,015
Related party transactions			$ 12,990	د.إ 47,700
January 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	2,000,000	475,201
Related party transactions
February 29, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	1,913,600	1,848,886
Related party transactions
March 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	1,180,000	1,140,095
Related party transactions
April 30, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	475,000	458,937
Related party transactions
May 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	2,500,000	2,415,455
Related party transactions
July 31, 2024 - 1 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	1,139,507	1,101,266
Related party transactions
July 31, 2024 - 2 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	146,120	141,216
Related party transactions
October 26, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	500,000	484,391
Related party transactions
November 22, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	793,797	762,984
Related party transactions
December 11, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	1,908,400	1,841,584
Related party transactions
January 31, 2025 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	د.إ 950,000
Related party transactions			$ 12,990	د.إ 47,700